Leases - Present Value of Minimum Lease Payments (Details) $ in Millions	Jun. 30, 2019 CAD ($)
Operating Leases
July - December 2019	$ 5
2020	8
2021	7
2022	6
2023	4
Thereafter	24
Lessee, Operating Lease, Liability, Payments, Due	54
Less: Imputed interest	(11)
Total lease obligations	43
Less: Current installments	(8)
Long-term lease obligations	35
Finance Lease Liabilities, Payments, Due [Abstract]
July - December 2019	239
2020	59
2021	32
2022	32
2023	33
Thereafter	1,109
Finance Lease, Liability, Payments, Due	1,504
Less: Imputed interest	(942)
Total lease obligations	562
Less: Current installments	(231)
Finance leases	331
Total
July - December 2019	244
2020	67
2021	39
2022	38
2023	37
Thereafter	1,133
Finance Lease and Lessee, Operating Lease, Liability, Payments, Due	1,558
Less: Imputed interest	(953)
Total lease obligations	605
Less: Current installments	(239)
Long-term lease obligations	$ 366